Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets Table Text Block
	2015		2014
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$346.186	$(273.220)	$338.443	$(257.234)
Technology	106.510	(57.821)	113.346	(51.225)
Licenses and distribution agreements	193.280	(112.167)	194.810	(111.754)
Customer Relationships	262.754	(35.347)	239.694	(12.059)
Self-developed software	140.914	(72.797)	122.944	(59.955)
Other	357.065	(264.621)	355.750	(252.619)
Construction in progress	23.333	-	32.653	-
	$1.430.042	$(815.973)	$1.397.640	$(744.846)

Schedule Of Finite Lived Intangible Assets Amortization Expense [Text Block]
	2015	2014
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209.404	$209.513
Management contracts	7.016	7.104
	$216.420	$216.617

Total Intangible Assets	$830.489	$869.411

Finite Lived Intangible Assets Future Amortization Expense [Text Block]
Estimated Amortization Expense
2016	$109.544
2017	$104.430
2018	$100.258
2019	$98.126
2020	$92.092

Schedule Of Goodwill Text Block
	North		Asia-	Latin
	America	EMEA	Pacific	America	Segment
	Segment	Segment	Segment	Segment	Total	Corporate	Total
Balance as of December 31, 2013	$9.645.647	$1.243.988	$269.802	$80.367	$11.239.804	$418.383	$11.658.187
Goodwill acquired, net of divestitures	1.535.840	19.010	121.971	33.986	1.710.807	-	1.710.807
Foreign Currency Translation Adjustment	(533)	(244.117)	(26.422)	(13.529)	(284.601)	(2.213)	(286.814)
Balance as of December 31, 2014	$11.180.954	$1.018.881	$365.351	$100.824	$12.666.010	$416.170	$13.082.180

Goodwill acquired, net of divestitures	43.186	52.484	22.247	(1.018)	116.899	-	116.899
Reclassifications	-	4.867	(2.774)	-	2.093	(2.093)	-
Foreign Currency Translation Adjustment	(561)	(132.260)	(11.250)	(20.531)	(164.602)	(1.727)	(166.329)
Balance as of December 31, 2015	$11.223.579	$943.972	$373.574	$79.275	$12.620.400	$412.350	$13.032.750